Capital Stock (Disclosure of number, exercise price and remaining life of outstanding warrants) (Details)	12 Months Ended
	Jan. 31, 2022 Share $ / shares	Jan. 31, 2021 Share $ / shares	Jan. 31, 2020 Share $ / shares
Disclosure of classes of share capital [abstract]
Warrants Outstanding | Share	3,114,569	1,548,000	1,648,000
Exercise Price | $ / shares	$ 0.5	$ 0.5	$ 0.5
Remaining Life (Years)	1 year 1 month 2 days
Expiry Date	Mar. 05, 2023